Lease Accounting - Lessor, Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Land and buildings and improvements, gross value	$ 7,986,434	$ 7,474,281
Land and buildings and improvements, net value	5,345,193	5,020,684
Depreciation	330,900	324,400	$ 316,800
Building and land improvements
Lessee, Lease, Description [Line Items]
Land and buildings and improvements, gross value	146,800	134,900
Land and buildings and improvements, net value	107,800	102,000
Building and land improvements | Argo
Lessee, Lease, Description [Line Items]
Depreciation	$ 4,600	$ 4,800	$ 4,300
Minimum
Lessee, Lease, Description [Line Items]
Remaining term	1 year
Maximum
Lessee, Lease, Description [Line Items]
Remaining term	12 years